Derivatives (Gains/(Losses) on Derivatives Associated with Cash Flow Hedges) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain/Loss expected to be reclassified to earnings in the next twelve months	$ (3,000)
Cash Flow Hedge | Hedging Instruments And Hedged Items | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses)	$ (8,264)	$ (2,045)